N-2	Nov. 07, 2023
Cover [Abstract]
Entity Central Index Key	0000783324
Amendment Flag	false
Securities Act File Number	001-09025
Document Type	8-K
Entity Registrant Name	VISTA GOLD CORP.
Entity Address, Address Line One	8310 S Valley HWy
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	EngleWood
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80112
City Area Code	720
Local Phone Number	981-1185
Entity Emerging Growth Company	false